Organization and Business	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
ORGANIZATION AND BUSINESS

NOTE 1 – ORGANIZATION AND BUSINESS

Entrepreneur Universe Bright Group (“EUBG” or the “Company”) was incorporated in the State of Nevada on April 21, 1999 under the name LE GOURMET CO, INC. Since its inception, the Company had the following name changes: On March 17, 2003, to Estelle Reyna, Inc.; on September 11, 2003 to Karma Media, Inc.; on July 8, 2005 to Pitboss Entertainment, Inc.; on March 3, 2006 to US Energy Holdings, Inc.; on December 20, 2006 to Lonestar Group Holdings Company; on November 9, 2007 to Guardian Angel Group, Inc.; on May 18, 2011 to REE International, Inc.; and on March 23, 2020, the Company filed a Certificate of Amendment to the Nevada Secretary of State amending Article I of its Articles of Incorporation changing the Company’s name to Entrepreneur Universe Bright Group, with an effective date of April 3, 2020.

On May 15, 2019, MXD Inc., a private company incorporated in the State of Colorado, entered into certain Sale and Purchase Agreements (the “Stock Purchase Agreements”), with Tethys Fountain Limited, New Finance Consultants Limited, Jia Wang, Jianyong Li, Haijun Jiang, Xuebin Wu and Fanfan Chen (collectively, the “Purchasers”), to transfer all its 1,590,605,141 shares of common stock of the Company to the Purchasers in exchange for an aggregate purchase price of $135,000. Upon the closing of the Stock Purchase Agreements, the Purchasers collectively owned 93.5% of the issued and outstanding shares of the Company’s common stock, and Tethys Fountain Limited became the controlling shareholder of the Company.

The Company currently trades on the Pink Sheet under the symbol “EUBG”. The Company’s fiscal year end is December 31st.

The Company, through its wholly owned subsidiaries, mainly engages in provision of digital marketing consultation services in Hong Kong and China.

Company name	Place/date of incorporation	Principal activities
1. Entrepreneurship World Technology Holding Group Company Limited	Hong Kong/May 15, 2019	Provision of consulting and promotional services

2. Xian Yunchuang Space Information Technology Co., Ltd.	The People’s Republic of China (“PRC”)/October 18, 2019	Provision of digital marketing consultation services

3. Xian Yunchuang Space Information Technology Co., Ltd, BaiYin Branch	PRC/May 7, 2020	Provision of digital marketing consultation services

COVID-19

In early January of 2020, a novel coronavirus (“COVID-19”) outbreak took place in Wuhan, China. Subsequently, it has spread rapidly to Asia and other parts of the world. The COVID-19 outbreak has resulted in widespread economic disruptions in China, as well as stringent government measures by the Chinese government to contain its transmissions including quarantines, travel restrictions, and temporary closures of non-essential businesses in China and elsewhere. The outbreak in China mainly occurred in the first quarter of 2020, and it gradually stabilized and business activities started to resume under the guidance and support of the government since late second quarter of 2020.

As of December 31, 2020, the COVID-19 outbreak in China appears to be generally under control and business activities have recovered on the whole. In addition, the Company resumed contacting potential customers as of June 2020, and the aforementioned negative impact has been further mitigated since the third quarter of 2020, when the outbreak became more stabilized in China and other regions in the world. However, sporadic cases continue to be found during the first half year of 2021 in China. For example, a new Delta variant of COVID-19 had been found in certain cities in China in the second quarter of 2021, which may cause another outbreak, thus increasing risks and possible further disruption to businesses. Therefore, certain of the Company’s consulting services were suspended from April 2021 to August 2021. We have resumed these consulting businesses from August 2021 in order to maintain diversified services for the Company’s customers.

As of December 31, 2021 and September 30, 2022, the COVID-19 pandemic continues to be dynamic, and near-term challenges across the economy remain. Although vaccines are now being distributed and administered across many parts of the world, new variants of the virus have emerged and may continue to emerge that have shown to be more contagious. We continue to adhere to applicable governmental and commercial restrictions and to work to mitigate the impact of COVID-19 on our employees, customers, communities, liquidity and financial position. The extent to which the COVID-19 outbreak may impact the company’s business, operations and financial results from this point forward will depend on numerous evolving factors that the company cannot accurately predict. Those factors include the following: the duration and scope of the pandemic; governmental, business and individuals’ actions in response to the pandemic in the future; and any other further development of the COVID-19 outbreak.

Substantially all of the Company’s revenues and operations are concentrated in China. Consequently, our results of operations and financial performances have been affected since 2020 and into the first half of 2022. Due to the government measures taken to contain COVID-19, the offline activities of the Company’s PRC subsidiary were restricted from late January to May 2020, resulting in cancellations or postponements of the marketing efforts of our customers. In addition, due to widespread economic disruptions during the outbreak, demand for the Company’s consulting services by small and medium-sized enterprises were also adversely affected. Specifically, as a result of government mandated closures of non-essential business in China, many of the Company’s customers’ business were suspended while others permanently closed their businesses. From December 22, 2021 to January 24, 2022, Xian city, the PRC, went into lockdown following a coronavirus outbreak that officials attributed to the delta variant. From April 16, 2022 to April 19, 2022, the city was under temporary controls of social activities after reporting more than 40 infections in half month. This affected both the Company’s digital marketing consulting services and our KOL Training Related Services.

The Company achieved an operating revenue of $2,851,656 and $4,479,415 for the nine months ended September 30, 2022 and 2021, respectively, representing a decrease of approximately 36.3% from the prior period. For the three months ended September 30, 2022 and 2021, the Company operating revenue were $801,784 and $1,622,471, respectively, representing a decrease of 50.6%. COVID-19 has and may continue to adversely affect the Company’s financial and business performance.

NOTE 1 – ORGANIZATION AND BUSINESS

Entrepreneur Universe Bright Group (“EUBG” or the “Company”), formerly known as Ketcher Industries LLC and REE International, Inc., was incorporated in the State of Nevada on April 21, 1999 under the name LE GOURMET CO, INC. Since its inception, the Company had the following name changes: On March 17, 2003, to Estelle Reyna, Inc.; on September 11, 2003 to Karma Media, Inc.; on July 8, 2005 to Pitboss Entertainment, Inc.; on March 3, 2006 to US Energy Holdings, Inc.; on December 20, 2006 to Lonestar Group Holdings Company; on November 9, 2007 to Guardian Angel Group, Inc.; on May 18, 2011 to REE International, Inc.; and on March 23, 2020, the Company filed a Certificate of Amendment to the Nevada Secretary of State amending Article I of its Articles of Incorporation changing the Company’s name to Entrepreneur Universe Bright Group, with an effective date of April 3, 2020.

Lonestar Group Holdings Company was a voluntary filer and filed a Form 15 with the Securities and Exchange Commission (“SEC”) on August 20, 2007.

In July 2018, XTC Inc. (“XTC”), a shareholder of the Company, petitioned the Eight Judicial District Court in Clark County, Nevada (the “Court”), for appointment as custodian of the Company. On September 4, 2018, the Court granted XTC custodianship of the Company with the right to appoint officers and directors, negotiate and compromise debt, execute contracts, issue stock and authorize new classes of stock (“Custodianship”).

Since the Form 15 filing on August 20, 2007 and prior to the Custodianship, the management believes that the Company was inactive with no business operations. In December 2018, XTC filed a Certificate of Revival for a revival of its charter, effective December 13, 2018, with the Nevada Secretary of State. XTC acted together with MXD Inc. (“MXD”) to revive the Company and to get current. MXD is a private company incorporated in the State of Colorado. As the president of XTC is also the president of MXD, the Company considered that the XTC and MXD are under common control.

XTC and MXD performed the following actions in its capacity as custodian:

●	Funded all expenses of the Company including paying off all outstanding liabilities discovered;

●	Brought the Company back in compliance with the Nevada Secretary of State, resident agent, transfer agent, OTC Markets Group;

●	Brought in and paid for accounting professionals as well as securities counsel.

On December 18, 2018, the Company formed REE International, Inc. Colorado (“REE-CO”). On December 21, 2018, the Company entered into an Agreement for Divestiture of Assets to Subsidiary with REE-CO, where the Company transferred all assets, liabilities, and business to REE-CO. in exchange for 1,000 shares of REE-CO, and became the parent company of REE-CO. Since then, the Company has no assets, liabilities and business.

On December 28, 2018, the Company entered into a Sale and Purchase Agreement (the “SPA”) with XTC to transfer 1,000 common shares of REE-CO to XTC at nil cash consideration (with XTC assuming all of the obligations and liabilities of REE-CO). Pursuant to the SPA, all the assets and liabilities previously reported in the Company’s financial statements were acquired by XTC and all the continuing obligations assumed were taken up by XTC. The gain on disposal of $328,423 was recognized in additional paid-up capital for the year ended December 31, 2018. Since the closing of the SPA, REE-CO ceased to be a subsidiary of the Company on the same date, and the Company no longer had any assets, liabilities and business.

In consideration of the payments made to revive the Company and get current by the XTC and MXD, the Company issued 1,000,000 shares of Series A Preferred Stock to MXD on December 11, 2018 and issued 50,000 shares of Series B Preferred Stock to XTC on February 27, 2019, respectively.

On March 5, 2019 the total authorized common stock was increased to 1,800,000,000.

On April 24, 2019, XTC was discharged as custodian of the Company. Prior to the Custodianship and immediately before May 15, 2019, the Company has abandoned all of its business operations.

On May 15, 2019, 1,590,605,141 shares of common stock of the Company was issued to MXD (the “Issuance”) as consideration for its services to revive the Company and get current, at an aggregate fair value of $135,000, which was recognized as share-based payments for the year ended December 31, 2019. On the same date, MXD and XTC agreed to voluntarily retire 1,000,000 shares of Series A Preferred Stock and 50,000 shares of Series B Preferred Stock, respectively.

Immediately after the Issuance, MXD entered into certain Sale and Purchase Agreements, dated May 15, 2019 (the “Stock Purchase Agreements”), with Tethys Fountain Limited, New Finance Consultants Limited, Jia Wang, Jianyong Li, Haijun Jiang, Xuebin Wu and Fanfan Chen (collectively, the “Purchasers”), to transfer all its 1,590,605,141 shares of common stock of the Company to the Purchasers in exchange for an aggregate purchase price of $135,000. Upon the closing of the Stock Purchase Agreements, the Purchasers collectively owned 93.5% of the issued and outstanding shares of the Company’s common stock, and Tethys Fountain Limited became the controlling shareholder of the Company.

The Company currently trades on the Pink Sheet under the symbol “EUBG”. The Company’s fiscal year end is December 31st.

The Company, through its wholly owned subsidiaries, mainly engages in provision of digital marketing consultation services in Hong Kong and China.

Company name	Place/date of incorporation	Principal activities
1. Entrepreneurship World Technology Holding Group Company Limited	Hong Kong/May 15, 2019	Provision of consulting and promotional services

2. Xian Yunchuang Space Information Technology Co., Ltd.	The People’s Republic of China (“PRC”)/October 18, 2019	Provision of digital marketing consultation services

3. Xian Yunchuang Space Information Technology Co., Ltd, BaiYin Branch	PRC/May 7, 2020	Provision of digital marketing consultation services

COVID-19

In early January of 2020, a novel coronavirus (“COVID-19”) outbreak took place in Wuhan, China. Subsequently, it has spread rapidly to Asia and other parts of the world. The COVID-19 outbreak has resulted in widespread economic disruptions in China, as well as stringent government measures by the Chinese government to contain its transmissions including quarantines, travel restrictions, and temporary closures of non-essential businesses in China and elsewhere. The outbreak in China mainly occurred in the first quarter of 2020, and it gradually stabilized and business activities started to resume under the guidance and support of the government since late second quarter of 2020.

As of December 31, 2020, the COVID-19 outbreak in China appears to be generally under control and business activities have recovered on the whole. In addition, the Company resumed contacting potential customers as of June 2020, and the aforementioned negative impact has been further mitigated since the third quarter of 2020, when the outbreak became more stabilized in China and other regions in the world. However, sporadic cases continue to be found during the first half year of 2021 in China. For example, a new Delta variant of COVID-19 had been found in certain cities in China in the second quarter of 2021, which may cause another outbreak, thus increasing risks and possible further disruption to businesses. Therefore, certain of the Company’s consulting services were suspended from April 2021 to August 2021. We have resumed these consulting businesses from August 2021 in order to maintain diversified services for the Company’s customers.

As of December 31, 2021, the COVID-19 pandemic continues to be dynamic, and near-term challenges across the economy remain. Although vaccines are now being distributed and administered across many parts of the world, new variants of the virus have emerged and may continue to emerge that have shown to be more contagious. We continue to adhere to applicable governmental and commercial restrictions and to work to mitigate the impact of COVID-19 on our employees, customers, communities, liquidity and financial position. The extent to which the COVID-19 outbreak may impact the company’s business, operations and financial results from this point forward will depend on numerous evolving factors that the company cannot accurately predict. Those factors include the following: the duration and scope of the pandemic; governmental, business and individuals’ actions in response to the pandemic in the future; and any other further development of the COVID-19 outbreak.

Substantially all of the Company’s revenues and operations are concentrated in China. Consequently, our results of operations and financial performances have been affected since 2020 and into the first quarter of 2022. Due to the government measures taken to contain COVID-19, the offline activities of the Company’s PRC subsidiary were restricted from late January to May 2020, resulting in cancellations or postponements of the marketing efforts of our customers. In addition, due to widespread economic disruptions during the outbreak, demand for the Company’s consulting services by small and medium-sized enterprises were also adversely affected. Specifically, as a result of government mandated closures of non-essential business in China, many of the Company’s customers’ business were suspended while others permanently closed their businesses. From December 22, 2021 to January 24, 2022, Xian city, the PRC, went into lockdown following a coronavirus outbreak that officials attributed to the delta variant. This affected both the Company’s digital marketing consulting services and our KOL Training Related Services.

The Company achieved an operating revenue of $5,637,396 and $9,187,023 for the years ended December 31, 2021 and 2020, respectively, representing a decrease of approximately 38.6% from the prior year. COVID-19 has and may continue to adversely affect the Company’s financial and business performance.